UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file number  811-4133
                                   -----------


                            AXP MANAGED SERIES, INC.
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               (Exact name of registrant as specified in charter)


   50606 AXP Financial Center, Minneapolis, Minnesota                55474
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         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
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                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     9/30
                         --------------
Date of reporting period:   12/31
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

                         AXP(R) MANAGED ALLOCATION FUND

                           A FEEDER FUND INVESTING IN

                             TOTAL RETURN PORTFOLIO

                       PORTFOLIO HOLDINGS AT DEC. 31, 2004

Investments in Securities

AXP Total Return Portfolio

Dec. 31, 2004 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (84.9%)
Issuer                                         Shares                 Value(a)

Aerospace & defense (1.9%)
Armor Holdings                                  6,057(b)             $284,800
BAE Systems                                    56,000(c)              247,614
Boeing                                        130,524               6,757,228
General Dynamics                               16,472               1,722,971
Goodrich                                       11,177                 364,817
Honeywell Intl                                 14,139                 500,662
Kaman Cl A                                      6,511                  82,364
Lockheed Martin                                53,892               2,993,701
Raytheon                                       70,314               2,730,293
Triumph Group                                   3,754(b)              148,283
United Technologies                            36,183               3,739,513
Total                                                              19,572,246

Airlines (--%)
Mesa Air Group                                  8,381(b)               66,545
SkyWest Airlines                                6,436                 129,106
Total                                                                 195,651

Automotive & related (2.6%)
Aftermarket Technology                         11,140(b)              179,354
Asbury Automotive Group                        11,398(b)              157,064
Bandag                                          3,393                 169,005
Cooper Tire & Rubber                           19,967                 430,289
DaimlerChrysler                                 4,200(c)              200,902
Dana                                           39,753                 688,919
Delphi                                        126,143               1,137,810
DENSO                                          18,900(c)              506,596
Ford Motor                                    242,755               3,553,933
GenCorp                                        12,765                 237,046
General Motors                                342,536              13,721,993
Genuine Parts                                  30,351               1,337,265
Honda Motor                                    11,900(c)              617,020
Johnson Controls                               29,163               1,850,101
Nissan Motor                                   23,700(c)              257,805
PACCAR                                         14,425               1,160,924
Superior Inds Intl                              8,004                 232,516
Toyota Motor                                   14,900(c)              606,708
Visteon                                        37,517                 366,541
Total                                                              27,411,791

Banks and savings & loans (5.0%)
ABN AMRO Holding                                7,900(c)              208,877
Amcore Financial                                7,970                 256,475
Anchor BanCorp Wisconsin                        3,104                  90,482
Australia & New Zealand
  Banking Group                                19,550(c)              314,863
BancFirst                                       1,362                 107,571
Banco Bilbao Vizcaya
  Argentaria                                   16,200(c)              286,799
Banco Santander Central
  Hispano                                      31,700(c)              392,629
BancorpSouth                                    9,566                 233,123
Bank of America                               395,464              18,582,852
Barclays                                       31,400(c)              352,975
BNP Paribas                                     4,000(c)              289,227
Cathay General Bancorp                          6,779                 254,213
Central Pacific Financial                       2,066                  74,727
Chittenden                                      8,007                 230,034
Citizens Banking                                5,038                 173,055
City Holding                                    2,007                  72,734
Comerica                                       32,046               1,955,447
Commercial Federal                             16,374                 486,472
Commonwealth Bank
  of Australia                                 10,000(c)              251,086
Community Trust Bancorp                         4,533                 146,688
Corus Bankshares                                5,547                 266,311
Credit Suisse Group                             9,000(b,c)            377,468
Deutsche Bank                                   2,500(c)              221,533
Euronet Worldwide                               3,398(b)               88,416
First Citizens BancShares Cl A                  2,164                 320,813
First Financial                                 1,936                  67,818
First Horizon Natl                             30,320               1,307,095
FirstFed Financial                              5,868(b)              304,373
Flagstar Bancorp                                9,263                 209,344
Fortis                                         21,300(c)              588,025
Great Southern Bancorp                          4,055                 141,925
Greater Bay Bancorp                             8,617                 240,242
HBOS                                           19,700(c)              320,463
ING Groep                                       9,200(c)              277,821
Lloyds TSB Group                               29,500(c)              267,670
MAF Bancorp                                     6,697                 300,160
MCG Capital                                     5,544                  94,969
Mid-State Bancshares                            5,196                 148,865
Mitsubishi Tokyo Financial
  Group                                            69(c)              700,713
Mizuho Financial Group                            141(c)              710,438
Natl Australia Bank                            14,350(c)              323,492
Natl City                                     174,043               6,535,314
Oriental Financial Group                       11,310(c)              320,192
Peoples Bancorp                                 2,631                  72,168
PNC Financial Services Group                    3,606                 207,129
PrivateBancorp                                  2,775                  89,438
Provident Bankshares                            3,115                 113,293
R-G Financial Cl B                              9,040(c)              351,475
Regions Financial                              30,714               1,093,111
Republic Bancorp                                7,221                 110,337
Republic Bancorp Cl A                           7,166                 184,166
Riggs Natl                                      9,811                 208,582
Royal Bank of Scotland Group                   14,900(c)              500,768
S&T Bancorp                                     5,978                 225,311
Southwest Bancorp                               3,541                  86,684
Sumitomo Mitsui Financial
  Group                                            41(c)              298,262
Susquehanna Bancshares                          6,116                 152,594
Tompkins Trustco                                1,751                  93,661
Trustmark                                       4,623                 143,637
UBS                                            10,325(c)              863,814
UMB Financial                                   2,130                 120,686
UniCredito Italiano                            21,728(c)              124,684
Washington Mutual                             189,726               8,021,614
Westpac Banking                                18,400(c)              280,510
Total                                                              52,235,713

Beverages & tobacco (4.8%)
Altria Group                                  543,176(i)           33,188,053
British American Tobacco                       33,400(c)              575,039
Coca-Cola                                     276,307              11,502,660
Coca-Cola Enterprises                          54,503               1,136,388
Diageo                                         24,300(c)              346,347
DIMON                                          18,443                 123,937

See accompanying notes to investments in securities.

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1 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Beverages & tobacco (cont.)
LVMH Moet Hennessy
  Louis Vuitton                                 3,600(c)             $275,200
Reynolds American                              30,486               2,396,200
Schweitzer-Mauduit Intl                         6,546                 222,237
Standard Commercial                             5,308                 103,294
Universal                                      11,960                 572,166
Total                                                              50,441,521

Broker dealers (1.0%)
Bear Stearns Companies                         21,981               2,248,876
JPMorgan Chase & Co                           145,485               5,675,370
Lehman Brothers Holdings                       26,843               2,348,226
Total                                                              10,272,472

Building materials & construction (0.7%)
American Standard
  Companies                                    25,433(b)            1,050,892
Building Material Holding                       7,038                 269,485
Drew Inds                                       3,859(b)              139,580
Eagle Materials                                 2,234                 192,906
Genlyte Group                                   1,635(b)              140,087
Insituform Technologies Cl A                    9,378(b)              212,599
Lafarge                                         2,300(c)              221,533
LNR Property                                    2,155                 135,571
M/I Homes                                       5,232                 288,336
Masco                                          53,136               1,941,057
NCI Building Systems                            3,808(b)              142,800
Sherwin-Williams                               14,572                 650,348
Standard-Pacific                                6,640                 425,890
Texas Inds                                      4,330                 270,105
Universal Forest Products                       4,704                 204,154
USG                                            27,726(b,o)          1,116,526
Walter Inds                                    12,039                 406,075
Total                                                               7,807,944

Cellular telecommunications (0.1%)
NTT DoCoMo                                        166(c)              306,357
Vodafone Group                                337,700(c)              915,031
Total                                                               1,221,388

Chemicals (0.5%)
Albemarle                                       3,730                 144,388
BASF                                            8,800(c)              632,718
Bayer                                           8,600(c)              290,969
Cambrex                                         6,723                 182,193
Crompton                                       19,639                 231,740
Cytec Inds                                      2,942                 151,278
Eastman Chemical                               18,413               1,062,983
FMC                                             8,477(b)              409,439
Georgia Gulf                                    5,402                 269,020
Great Lakes Chemical                            4,459                 127,037
Lyondell Chemical                              10,437                 301,838
Mosaic                                         15,304(b)              249,761
Octel                                          13,536(c)              281,684
OM Group                                        5,151(b)              166,995
WR Grace & Co                                  36,596(b)              498,072
Total                                                               5,000,115

Computer hardware (1.2%)
Agilysys                                        3,036                  52,037
Apple Computer                                 60,858(b)            3,919,255
Black Box                                       5,844                 280,629
Cisco Systems                                 309,579(b)            5,974,874
Dell                                           28,147(b)            1,186,115
Emulex                                          5,740(b)               96,662
Gateway                                        26,625(b)              160,016
Hutchinson Technology                           4,160(b)              143,811
Insight Enterprises                            13,851(b)              284,223
Iomega                                         22,584(b)              125,115
Komag                                           6,343(b)              119,122
Total                                                              12,341,859

Computer software & services (2.9%)
Activision                                     16,176(b)              326,432
Adobe Systems                                  19,628               1,231,461
Akamai Technologies                            11,378(b)              148,255
Ask Jeeves                                      8,058(b)              215,552
Autodesk                                       68,316               2,592,592
Avid Technology                                 2,424(b)              149,682
BISYS Group                                     8,744(b)              143,839
CACI Intl Cl A                                  1,374(b)               93,611
CNET Networks                                  28,638(b)              321,605
Convergys                                      43,941(b)              658,676
CSG Systems Intl                                9,085(b)              169,890
Digitas                                         7,752(b)               74,032
eFunds                                          7,913(b)              189,991
Electronic Data Systems                        82,688               1,910,093
Epicor Software                                 9,886(b)              139,294
First Data                                     15,247                 648,607
InfoSpace                                       2,276(b)              108,224
j2 Global Communications                        9,501(b)              327,785
Jupitermedia                                    4,827(b)              114,786
Lexar Media                                    34,252(b)              268,536
Lionbridge Technologies                        16,759(b)              112,620
MAXIMUS                                         2,570(b)               79,978
Mentor Graphics                                11,431(b)              174,780
Midway Games                                   12,052(b)              126,546
Navigant Consulting                            10,887(b)              289,594
NCR                                            23,384(b)            1,618,874
Opsware                                        11,152(b)               81,856
Oracle                                        892,892(b)           12,250,477
Parametric Technology                           9,851(b)               58,022
RSA Security                                    8,769(b)              175,906
S1                                              6,406(b)               58,038
SAP                                             1,700(c)              303,037
Sapient                                        30,758(b)              243,296
Secure Computing                                9,547(b)               95,279
Silicon Storage Technology                     32,210(b)              191,650
SS&C Technologies                               3,411                  70,437
Sykes Enterprises                              12,334(b)               85,721
Symantec                                      131,251(b)            3,381,025
Take-Two Interactive Software                   5,967(b)              207,592
Transaction Systems
  Architects Cl A                              20,770(b)              412,285
Tyler Technologies                              9,518(b)               79,570
United Online                                   9,909(b)              114,251
ValueClick                                     19,224(b)              256,256
Verint Systems                                  2,564(b)               93,150
Websense                                        5,704(b)              289,307
Wind River Systems                              8,711(b)              118,034
Witness Systems                                 2,841(b)               49,604
Total                                                              30,850,128

Electronics (3.1%)
American Power Conversion                      25,184                 538,938
BEI Technologies                                2,676                  82,635
Broadcom Cl A                                  28,044(b)              905,259
Cirrus Logic                                   21,664(b)              119,369
Conexant Systems                               81,843(b)              162,868
ESS Technology                                 14,528(b)              103,294
General Cable                                   8,995(b)              124,581
GrafTech Intl                                  10,084(b)               95,395
Hitachi                                        81,000(c)              561,566
Integrated Silicon Solution                    11,134(b)               91,299
Intel                                       1,085,168              25,382,079
Littelfuse                                      2,476(b)               84,580
Methode Electronics                             5,226                  67,154
Microsemi                                      24,001(b)              416,657
OmniVision Technologies                        15,405(b)              282,682
Paxar                                          11,201(b)              248,326
Rofin-Sinar Technologies                        5,266(b)              223,542
Rogers                                          1,876(b)               80,856
ScanSource                                      3,143(b)              195,369
Siemens                                         9,100(c)              770,085
Silicon Image                                  12,874(b)              211,906
Sonic Solutions                                 4,269(b)               95,796
Tektronix                                       8,022                 242,345
Thomas & Betts                                  6,091(b)              187,298
Trimble Navigation                              5,827(b)              192,524
TriQuint Semiconductor                         24,318(b)              108,215
Ultratech                                       6,281(b)              118,397
Varian Semiconductor
  Equipment Associates                          3,422(b)              126,101
Vitesse Semiconductor                          41,349(b)              145,962
Total                                                              31,965,078

Energy (8.5%)
Amerada Hess                                   77,042               6,346,720
Anadarko Petroleum                             67,871               4,398,720
Arch Coal                                       3,186                 113,230
Ashland                                        16,188                 945,055
Berry Petroleum Cl A                            3,135                 149,540
BP                                            108,000(c)            1,052,456
Burlington Resources                          149,940               6,522,390
Cabot Oil & Gas                                 3,785                 167,486
ChevronTexaco                                 192,930              10,130,753
ConocoPhillips                                146,271              12,700,710
Denbury Resources                              10,764(b)              295,472
Devon Energy                                   65,586               2,552,607
Eni                                            12,735(c)              318,229
EOG Resources                                  17,532               1,251,084
Exxon Mobil                                   430,065              22,045,131
Houston Exploration                             3,705(b)              208,629
KCS Energy                                     12,556(b)              185,578
Marathon Oil                                   33,047               1,242,898
Massey Energy                                   5,038                 176,078
Occidental Petroleum                          142,110               8,293,540
Patina Oil & Gas                                3,161                 118,538
Petroleum Development                           7,047(b)              271,803
Royal Dutch Petroleum                          17,700(c)            1,016,901
Shell Transport & Trading                      47,800(c)              407,125
Stone Energy                                    2,629(b)              118,542
Sunoco                                         15,686               1,281,703
Swift Energy                                    4,050(b)              117,207

See accompanying notes to investments in securities.

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2 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Energy (cont.)
Tesoro                                         16,618(b)             $529,449
Total                                           3,000(c)              654,017
Valero Energy                                  91,953               4,174,666
Vintage Petroleum                              15,694                 356,097
Total                                                              88,142,354

Energy equipment & services (0.6%)
Baker Hughes                                   49,846               2,126,928
BJ Services                                    24,160               1,124,406
Cal Dive Intl                                   6,233(b)              253,995
CARBO Ceramics                                  2,339                 161,391
Cimarex Energy                                  8,644(b)              327,608
Harvest Natural Resources                      12,803(b)              221,108
Holly                                           9,068                 252,725
Lone Star Technologies                          4,444(b)              148,696
Offshore Logistics                              6,207(b)              201,541
Range Resources                                17,098                 349,825
Transocean                                     26,122(b)            1,107,312
Unit                                            7,541(b)              288,142
Veritas DGC                                     7,917(b)              177,420
Total                                                               6,741,097

Engineering & construction (0.1%)
Dominion Homes                                  4,137(b)              104,348
EMCOR Group                                     3,469(b)              156,729
Granite Construction                            4,192                 111,507
Perini                                         12,244(b)              204,352
Saint-Gobain                                    8,700(c)              523,084
William Lyon Homes                              1,108(b)               77,826
Total                                                               1,177,846

Finance companies (0.6%)
Accredited Home Lenders
  Holding                                       4,228(b)              210,047
Citigroup                                      72,949               3,514,682
First Financial Bancorp                         7,512                 131,460
ITLA Capital                                    2,210(b)              129,926
MGIC Investment                                28,002               1,929,618
World Acceptance                                6,854(b)              188,554
Total                                                               6,104,287

Financial services (3.4%)
Advanta Cl B                                    8,991                 218,212
Chemical Financial                              7,914                 339,669
Cheung Kong Holdings                           55,000(c)              548,436
CompuCredit                                    11,250(b)              307,575
Countrywide Financial                         277,484              10,269,683
Delphi Financial Group Cl A                    10,022                 462,515
Fannie Mae                                    260,637              18,559,961
Freddie Mac                                    28,902               2,130,077
HSBC Holdings                                  53,500(c)              902,109
Investment Technology Group                    18,928(b)              378,560
Irwin Financial                                 7,351                 208,695
Janus Capital Group                            15,595                 262,152
Jones Lang LaSalle                              3,185(b)              119,151
Nomura Holdings                                20,000(c)              291,768
Providian Financial                            36,793(b)              605,981
Resource America Cl A                           3,524                 114,530
Total                                                              35,719,074

Food (0.2%)
Compass Group                                  56,200(c)              265,478
Corn Products Intl                              5,938                 318,039
Lance                                           6,880                 130,926
Nash Finch                                     10,906                 411,811
Nestle                                          1,950(c)              509,016
Pilgrim's Pride                                 2,863                  87,837
Sensient Technologies                          17,088                 409,941
United Natural Foods                            6,511(b)              202,492
Total                                                               2,335,540

Furniture & appliances (0.4%)
Black & Decker                                  8,759                 773,682
Ethan Allen Interiors                           4,017                 160,760
Furniture Brands Intl                           6,337                 158,742
La-Z-Boy                                        7,423                 114,092
Matsushita Electric Industrial                 39,000(c)              619,217
Maytag                                         21,938                 462,892
Stanley Furniture                               2,286                 102,756
Stanley Works                                  14,320                 701,537
Thomas Inds                                     3,429                 136,886
Whirlpool                                      14,657               1,014,410
Total                                                               4,244,974

Health care products (6.5%)
Advanced Medical Optics                         5,656(b)              232,688
AstraZeneca                                    17,500(c)              634,142
Bausch & Lomb                                   3,480                 224,321
Becton, Dickinson & Co                         42,905               2,437,004
Biogen Idec                                    65,430(b)            4,358,292
Biomet                                         15,511                 673,022
Biosite                                         2,445(b)              150,465
Bristol-Myers Squibb                           35,016                 897,110
CR Bard                                        13,083                 837,050
Cytyc                                           9,189(b)              253,341
Encysive Pharmaceuticals                       13,233(b)              131,404
First Horizon Pharmaceutical                    8,869(b)              203,011
Gilead Sciences                                34,361(b)            1,202,291
GlaxoSmithKline                                28,800(c)              675,119
Impax Laboratories                              7,727(b)              122,705
Incyte                                         15,624(b)              156,084
Intuitive Surgical                              3,677(b)              147,154
Johnson & Johnson                             583,098(i)           36,980,075
King Pharmaceuticals                           55,288(b)              685,571
Laserscope                                      3,648(b)              131,000
Mentor                                          9,105                 307,203
Merck & Co                                    248,567               7,988,943
MGI Pharma                                     10,036(b)              281,108
Mine Safety Appliances                          5,043                 255,680
Nabi Biopharmaceuticals                         7,038(b)              103,107
Nektar Therapeutics                             9,041(b)              182,990
Novartis                                       11,800(c)              593,261
Novo Nordisk Cl B                               4,400(c)              240,047
Ocular Sciences                                 3,633(b)              178,053
Onyx Pharmaceuticals                            5,495(b)              177,983
PolyMedica                                      6,084                 226,872
Roche Holding                                   3,500(c)              401,992
Salix Pharmaceuticals                           6,857(b)              120,615
Schering Plough                                48,157               1,005,518
Takeda Pharmaceutical                           6,800(c)              342,623
Zimmer Holdings                                61,204(b)            4,903,664
Total                                                              68,441,508

Health care services (0.7%)
Accredo Health                                  5,536(b)              153,458
Aetna                                           6,014                 750,247
Apria Healthcare Group                          2,623(b)               86,428
Cardinal Health                                29,727               1,728,624
Centene                                         2,994(b)               84,880
Covance                                         5,037(b)              195,184
First Health Group                              4,759(b)               89,041
Humana                                         17,027(b)              505,532
Kindred Healthcare                              1,957(b)               58,612
Magellan Health Services                        2,037(b)               69,584
NeighborCare                                    2,111(b)               64,850
OCA                                            26,576(b)              168,758
Pediatrix Medical Group                         5,219(b)              334,277
Priority Healthcare Cl B                        4,000(b)               87,080
RehabCare Group                                 5,248(b)              146,892
Sierra Health Services                          9,862(b)              543,495
Stewart Enterprises Cl A                       23,114(b)              161,567
Sunrise Senior Living                           3,980(b)              184,513
Tenet Healthcare                              117,700(b)            1,292,345
VCA Antech                                      5,702(b)              111,759
WellPoint                                       6,957(b)              800,054
Total                                                               7,617,180

Home building (1.6%)
Beazer Homes USA                                5,796                 847,433
Centex                                         80,836               4,816,209
KB HOME                                        18,017               1,880,975
Meritage Homes                                  2,212(b)              249,292
Pulte Homes                                   130,768               8,342,999
Technical Olympic USA                           6,493                 164,792
WCI Communities                                 6,039(b)              177,547
Total                                                              16,479,247

Household products (0.7%)
Action Performance Companies                    6,928                  76,139
Avon Products                                  66,064               2,556,677
Chattem                                         3,977(b)              131,639
Gillette                                       49,876               2,233,447
JAKKS Pacific                                  12,198(b)              269,698
Kimberly-Clark                                 10,319                 679,093
Libbey                                          4,231                  93,971
Nautilus Group                                 12,584                 304,155
Nu Skin Enterprises Cl A                        6,730                 170,807
Rayovac                                         6,171(b)              188,586
Tupperware                                      6,207                 128,609
Unilever                                       40,900(c)              932,428
Total                                                               7,765,249

Industrial services (0.1%)
Applied Industrial Technologies                 3,213                  88,036
Ceradyne                                        4,359(b)              249,378
Koninklijke Philips Electronics                 6,400(c)              169,390
United Rentals                                  7,582(b)              143,300
WESCO Intl                                     12,763(b)              378,296
Total                                                               1,028,400

See accompanying notes to investments in securities.
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3 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Industrial transportation (0.8%)
ArvinMeritor                                    5,586                $124,959
Burlington Northern Santa Fe                   15,866                 750,620
East Japan Railway                                 95(c)              528,757
EGL                                             4,251(b)              127,062
FedEx                                          36,430               3,587,991
GATX                                           10,902                 322,263
Landstar System                                 5,428(b)              399,718
Norfolk Southern                               75,186               2,720,981
Overseas Shipholding Group                      3,688                 203,578
USF                                             2,647                 100,454
Total                                                               8,866,383

Insurance (2.9%)
Alfa                                           12,813                 194,565
Allianz                                         1,500(c)              198,606
Allstate                                       88,055               4,554,205
Ambac Financial Group                          13,493               1,108,180
AMERIGROUP                                      1,736(b)              131,346
AmerUs Group                                   16,373                 741,697
Aon                                            69,545               1,659,344
Assicurazioni Generali                         18,408(c)              623,558
Aviva                                          49,800(c)              599,937
AXA                                             7,000(c)              172,641
CIGNA                                          69,651               5,681,431
CNA Surety                                      5,219(b)               69,674
Commerce Group                                  9,692                 591,600
Fremont General                                 6,646                 167,346
Great American Financial
  Resources                                     3,211                  55,775
Horace Mann Educators                          15,643                 298,468
Infinity Property & Casualty                    4,634                 163,117
Jefferson-Pilot                                18,804                 977,056
LandAmerica Financial Group                     7,597                 409,706
Lincoln Natl                                   25,989               1,213,167
Loews                                          58,804               4,133,921
Marsh & McLennan
  Companies                                    21,926                 721,365
MBIA                                            6,301                 398,727
Natl Western Life
  Insurance Cl A                                  998(b)              166,277
Presidential Life                               5,058                  85,784
Principal Financial Group                       7,979                 326,660
Stewart Information Services                    7,841                 326,578
Torchmark                                      23,944               1,368,160
UICI                                           16,015                 542,909
UnumProvident                                  82,911               1,487,423
XL Capital Cl A                                 4,853(c)              376,835
Zurich Financial Services                       3,400(b,c)            565,623
Total                                                              30,111,681

Investment companies (8.9%)
iShares MSCI EAFE Index
  Fund                                        354,850(o)           56,793,744
iShares MSCI Emerging
  Markets Index Fund                          176,600(o)           35,646,710
Total                                                              92,440,454

Leisure time & entertainment (1.1%)
Arctic Cat                                      3,146                  83,432
Argosy Gaming                                   6,689(b)              312,376
Boyd Gaming                                     6,726                 280,138
Brunswick                                      10,923                 540,689
Callaway Golf                                  25,890                 349,515
Eastman Kodak                                 155,064               5,000,814
Handleman                                      13,591                 291,935
Harley-Davidson                                77,999               4,738,439
RC2                                             2,517(b)               82,054
Shuffle Master                                  5,472(b)              257,731
Total                                                              11,937,123

Lodging & gaming (0.2%)
Aztar                                           5,012(b)              175,019
Choice Hotels Intl                              1,503                  87,174
Penn Natl Gaming                                5,726(b)              346,709
Scientific Games Cl A                           4,130(b)               98,459
Starwood Hotels &
  Resorts Worldwide                            16,608                 969,908
Total                                                               1,677,269

Machinery (0.3%)
FLIR Systems                                    1,584(b)              101,043
Global Power Equipment
  Group                                        25,844(b)              254,305
Joy Global                                     12,776                 554,862
Lincoln Electric Holdings                      11,991                 414,169
Manitowoc                                       4,151                 156,285
Mitsubishi Heavy Inds                         160,000(c)              454,643
MTS Systems                                     2,610                  88,244
NACCO Inds Cl A                                   840                  88,536
Nordson                                         3,646                 146,095
Oshkosh Truck                                   1,672                 114,331
Schneider Electric                              6,900(c)              479,260
Tecumseh Products Cl A                          4,066                 194,355
Terex                                           8,529(b)              406,407
Toro                                            1,428                 116,168
Total                                                               3,568,703

Media (2.6%)
American Greetings Cl A                         9,247                 234,411
Banta                                           6,027                 269,769
Consolidated Graphics                           3,153(b)              144,723
Dai Nippon Printing                            32,000(c)              513,700
eBay                                          151,246(b)           17,586,884
Nippon Telegraph &
  Telephone                                       117(c)              525,535
Singapore Press Holdings                      148,000(c)              417,208
Yahoo!                                        207,443(b)            7,816,452
Total                                                              27,508,682

Metals (0.7%)
BHP Billiton                                   80,750(c)              962,067
Carpenter Technology                            5,410                 316,269
Century Aluminum                                3,234(b)               84,925
Cleveland-Cliffs                                2,402                 249,472
Commercial Metals                               8,680                 438,861
Maverick Tube                                   7,602(b)              230,341
Mueller Inds                                    9,303                 299,557
Nucor                                          18,040                 944,214
Phelps Dodge                                   12,561               1,242,533
Quanex                                          4,644                 318,439
Reliance Steel & Aluminum                       2,729                 106,322
Rio Tinto                                      20,000(c)              588,151
Shaw Group                                     18,557(b)              331,242
United States Steel                            19,995               1,024,743
Total                                                               7,137,136

Multi-industry (2.9%)
3M                                             53,991               4,431,041
Ameron Intl                                     4,242                 160,772
Anixter Intl                                    5,253                 189,055
Brady Cl A                                      1,778                 111,249
Brink's                                         6,174                 243,996
Canon                                          12,300(c)              664,183
Corrections Corp of America                     4,128(b)              166,978
Crane                                           5,540                 159,774
CUNO                                            2,094(b)              124,384
EnPro Inds                                      3,301(b)               97,611
FTI Consulting                                  7,599(b)              160,111
Hutchison Whampoa                              31,000(c)              290,173
Imagistics Intl                                 3,373(b)              113,535
Imation                                         2,462                  78,365
Lancaster Colony                                2,597                 111,333
Mitsubishi                                     29,000(c)              374,924
Mitsui & Co                                    38,000(c)              341,002
Monsanto                                       58,101               3,227,511
NCO Group                                       3,862(b)               99,833
Pre-Paid Legal Services                        10,888                 408,844
Ruddick                                        13,865                 300,732
Sanofi-Aventis                                  4,600(c)              366,933
Societe Generale                                1,700(c)              171,698
Sony                                            8,400(c)              324,812
SOURCECORP                                      6,665(b)              127,368
Standex Intl                                    3,390                  96,581
Textron                                        20,190               1,490,022
Tyco Intl                                     407,924(c,i)         14,579,205
Vivendi Universal                              19,000(b,c)            605,464
Woodward Governor                               2,053                 147,015
YORK Intl                                      16,895                 583,553
Total                                                              30,348,057

Paper & packaging (0.3%)
AptarGroup                                      2,336                 123,294
Ball                                           16,248                 714,587
Ennis                                           3,907                  75,210
Georgia-Pacific                                33,105               1,240,774
Louisiana-Pacific                              45,212               1,208,969
Rock-Tenn Cl A                                  3,616                  54,819
Silgan Holdings                                   934                  56,937
Total                                                               3,474,590

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
4 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                                         Shares                 Value(a)

Precious metals (0.3%)
Coeur d'Alene Mines                            18,641(b)              $73,259
Freeport-McMoRan
  Copper & Gold Cl B                           25,407                 971,310
Newmont Mining                                 40,742               1,809,352
Stillwater Mining                               4,772(b)               53,733
Total                                                               2,907,654

Real estate (--%)
Sun Hung Kai Properties                        11,000(c)              110,041

Real estate investment trust (0.6%)
American Home Mortgage
  Investment                                   10,698                 366,407
Anthracite Capital                             31,249                 386,238
Anworth Mtge Asset                             20,220                 216,556
Bedford Property Investors                      3,131                  88,952
Capstead Mtge                                  27,053(o)              285,139
Corporate Office Properties
  Trust                                         4,728                 138,767
IMPAC Mtge Holdings                            36,978                 838,291
LaSalle Hotel Properties                        4,912                 156,349
LTC Properties                                  5,151                 102,556
MFA Mtge Investments                           25,262                 222,811
Natl Health Investors                           8,177                 238,605
New Century Financial                          14,145                 904,006
Novastar Financial                              9,892                 489,654
Plum Creek Timber                              20,985                 806,663
Post Properties                                 2,795                  97,546
RAIT Investment Trust                           7,966                 222,809
Redwood Trust                                   4,265                 264,814
Universal Health Realty
  Income Trust                                  3,272                 105,129
Ventas                                          6,514                 178,549
Total                                                               6,109,841

Restaurants (0.7%)
Bob Evans Farms                                12,333                 322,385
CEC Entertainment                               3,686(b)              147,329
Jack in the Box                                15,333(b)              565,328
Landry's Restaurants                            3,455                 100,402
Papa John's Intl                                4,451(b)              153,292
Ryan's Restaurant Group                        17,479(b)              269,526
Starbucks                                      92,187(b)            5,748,782
Total                                                               7,307,044

Retail -- drugstores (0.1%)
CVS                                            24,999               1,126,705

Retail -- general (5.0%)
Aeropostale                                     4,194(b)              123,429
Best Buy                                       68,777               4,086,729
BJ's Wholesale Club                            12,694(b)              369,776
Brookstone                                      6,816(b)              133,253
Brown Shoe                                      6,935                 206,871
Cato Cl A                                       6,606                 190,385
Circuit City Stores                            42,821                 669,720
Coldwater Creek                                 4,547(b)              140,366
Copart                                          8,335(b)              219,377
Department 56                                  12,733(b)              212,004
Dillard's Cl A                                 19,551                 525,335
Dollar General                                 49,720               1,032,684
Federated Dept Stores                           8,879                 513,117
Group 1 Automotive                              7,264(b)              228,816
Hennes & Mauritz Cl B                          16,200(c)              564,677
Home Depot                                    343,216              14,669,053
JC Penney                                      47,275               1,957,185
Linens `N Things                                6,195(b)              153,636
May Dept Stores                                25,314                 744,232
Movie Gallery                                   6,738                 128,494
Nordstrom                                      24,353               1,138,016
OfficeMax                                      10,183                 319,543
Payless ShoeSource                             15,434(b)              189,838
Pep Boys - Manny,
  Moe & Jack                                    5,935                 101,310
Russ Berrie & Co                                3,676                  83,960
Sears, Roebuck and Co                          82,437               4,206,760
ShopKo Stores                                  17,073(b)              318,924
Sonic Automotive                                9,770                 242,296
Too                                             4,446(b)              108,749
Toys "R" Us                                    68,930(b)            1,410,997
United Stationers                               7,665(b)              354,123
Wal-Mart Stores                               315,887              16,685,152
Weis Markets                                    4,086                 157,597
World Fuel Services                             2,265                 112,797
Zale                                           15,914(b)              475,351
Total                                                              52,774,552

Retail -- grocery (0.7%)
Carrefour                                      11,800(c)              560,916
Kroger                                        157,197(b)            2,757,235
Safeway                                       169,107(b)            3,338,173
Tesco                                         112,900(c)              696,833
Winn-Dixie Stores                              31,060                 141,323
Total                                                               7,494,480

Telecom equipment & services (3.3%)
Aspect Communications                          11,967(b)              133,312
Avaya                                          56,460(b)              971,112
Comtech Telecommunications                      3,760(b)              141,414
Ditech Communications                          12,258(b)              183,257
Harmonic                                        6,816(b)               56,845
Intervoice                                     15,143(b)              202,159
Motorola                                      339,574               5,840,673
Nokia                                          48,200(c)              759,810
Plantronics                                     5,543                 229,868
QUALCOMM                                      597,974              25,354,098
Sonus Networks                                 56,406(b)              323,206
Telefonaktiebolaget LM
  Ericsson Cl B                               105,500(b,c)            336,761
Tellabs                                        15,598(b)              133,987
ViaSat                                          2,458(b)               59,656
Total                                                              34,726,158

Textiles & apparel (0.3%)
Burlington Coat Factory
  Warehouse                                     7,866                 178,558
Genesco                                         8,450(b)              263,133
Liz Claiborne                                   9,823                 414,629
Russell                                        12,186                 237,383
Stride Rite                                    10,898                 121,731
Urban Outfitters                                3,974(b)              176,446
VF                                             20,173               1,117,180
Wolverine World Wide                            4,866                 152,890
Total                                                               2,661,950

Utilities -- electric (2.1%)
American Electric Power                        23,565                 809,222
CenterPoint Energy                             99,284               1,121,909
Cleco                                          18,813                 381,151
Duke Energy                                    57,593               1,458,831
Duquesne Light Holdings                         6,771                 127,633
E.ON                                            3,400(c)              309,310
Edison Intl                                   158,107               5,064,168
El Paso Electric                                8,421(b)              159,494
Enel                                           56,893(c)              558,019
Natl Grid Transco                              32,600(c)              310,181
PG&E                                          105,318(b)            3,504,983
PNM Resources                                  15,056                 380,766
Public Service Enterprise
  Group                                        27,487               1,423,002
RWE                                             2,000(c)              110,427
Sierra Pacific Resources                       24,567(b)              257,954
TECO Energy                                    55,757                 855,312
Tokyo Electric Power                           23,700(c)              582,028
TXU                                            75,049               4,845,164
UIL Holdings                                    1,001                  51,351
Total                                                              22,310,905

Utilities -- natural gas (0.3%)
Atmos Energy                                    4,895                 133,878
BG Group                                       47,100(c)              319,846
Centrica                                       50,670(c)              229,636
Energen                                         1,421                  83,768
New Jersey Resources                            4,408                 191,043
Nicor                                           4,343                 160,430
Peoples Energy                                  5,486                 241,110
Quicksilver Resources                           4,225(b)              155,396
Sempra Energy                                  23,145                 848,958
Southwestern Energy                             7,719(b)              391,276
Total                                                               2,755,341

Utilities -- telephone (3.4%)
AT&T                                          321,035               6,118,927
BellSouth                                     354,398               9,848,719
BT Group                                       42,200(c)              164,333
CenturyTel                                     19,276                 683,720
Deutsche Telekom                               12,700(c)              286,860
France Telecom                                  5,800(c)              191,671
Orius                                           1,000(b,h,m)               --
SBC Communications                            360,213               9,282,689
Sprint                                        217,508               5,405,074
Telecom Italia                                 40,002(c)              163,343
Telecom Italia Mobile                          67,220(c)              501,549
Telefonica                                     30,100(c)              565,955
Verizon Communications                         65,726               2,662,560
Total                                                              35,875,400

Total common stocks
(Cost: $747,078,620)                                             $888,342,811

See accompanying notes to investments in securities.
--------------------------------------------------------------------------------
5 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Preferred stock & other (--%)(b)
Issuer                                         Shares                 Value(a)

Orius Tranche Series A
  Warrants                                      1,108(h,m)                $--
Orius Tranche Series B
  Warrants                                      1,167(h,m)                 --
Orius Tranche Series C
  Warrants                                      2,593(h,m)                 --
Pegasus Satellite
  12.75% Cm Pay-in-kind
  Series B                                          1(n)                    9

Total preferred stock & other
(Cost: $805)                                                               $9

Bonds (14.4%)
Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Foreign government (--%)
Pemex Project Funding Master Trust
  (U.S. Dollar)
   12-15-14               7.38%              $415,000(c)             $459,613

U.S. government obligations & agencies (3.1%)
Federal Home Loan Mtge Corp
   01-15-12               5.75              2,750,000               2,995,900
   07-15-13               4.50                500,000                 500,550
   11-15-13               4.88                505,000                 519,303
Federal Natl Mtge Assn
   05-15-08               6.00              4,800,000               5,164,997
   02-15-09               3.25              1,850,000               1,814,027
U.S. Treasury
   11-15-06               3.50              2,565,000               2,586,643
   05-15-07               4.38              2,655,000               2,728,737
   08-15-07               2.75              3,150,000               3,115,422
   12-15-09               3.50                 75,000                  74,637
   11-15-14               4.25                785,000                 787,054
   08-15-23               6.25              2,995,000               3,506,372
   02-15-26               6.00              6,370,000               7,296,885
   02-15-31               5.38                470,000                 508,224
Total                                                              31,598,751

Commercial mortgage-backed(f)/
Asset-backed securities (1.2%)
AmeriCredit Automobile Receivables Trust
  Series 2004-CA Cl A3 (AMBAC)
   03-06-09               3.00                250,000(g)              247,813
  Series 2004-DF Cl A3 (FSA)
   07-06-09               2.98                300,000(g)              295,922
Banc of America Commercial Mtge
  Series 2004-5 Cl A4
   11-10-41               4.94                400,000                 403,612
Bear Stearns Commercial Mtge Securities
  Series 2004-PWR5 Cl A3
   07-11-42               4.57                700,000                 703,829
  Series 2004-PWR5 Cl A5
   07-11-42               4.98                400,000                 403,096
  Series 2004-PWR6 Cl A6
   11-11-41               4.83                300,000                 299,535
  Series 2004-T16 Cl A3
   02-13-46               4.03                240,000                 239,228
Citibank Credit Card Issuance Trust
  Series 2003-A3 Cl A3
   03-10-10               3.10              1,300,000               1,276,871
Commercial Mtge Pass-Through Ctfs
  Series 2004-LB3A Cl A3
   07-10-37               5.09                331,000                 342,759
  Series 2004-LB3A Cl A5
   07-10-37               5.28                450,000(l)              469,597
GMAC Commercial Mtge Securities
  Series 2004-C3 Cl A5
   12-10-41               4.86                325,000                 324,873
Greenwich Capital Commercial Funding
  Series 2004-GG1 Cl A4
   06-10-36               4.76                800,000                 817,798
JPMorgan Chase Commercial Mtge Securities
  Series 2004-CBX Cl A3
   01-12-37               4.18                200,000                 200,238
  Series 2004-CBX Cl A5
   01-12-37               4.65                300,000                 300,742
  Series 2004-CBX Cl A6
   01-12-37               4.90                600,000                 602,135
LB-UBS Commercial Mtge Trust
  Series 2004-C2 Cl A2
   03-15-29               3.25                850,000                 824,271
  Series 2004-C6 Cl A2
   08-15-29               4.19                450,000                 450,171
  Series 2004-C7 Cl A2
   10-15-29               3.99                400,000                 396,940
  Series 2004-C8 Cl A2
   12-15-29               4.20                400,000                 400,916
  Series 2004-C8 Cl A6
   12-15-29               4.80                400,000                 399,838
Long Beach Auto Receivables Trust
  Series 2004-C Cl A3 (FSA)
   09-15-09               3.40                250,000(g)              249,696
Metris Master Trust
  Series 2001-2 Cl C
   11-20-09               4.31                310,000(d,l)            307,578
Morgan Stanley Auto Loan Trust
  Series 2004-HB2 Cl A3
   03-16-09               2.94                300,000                 297,457
Morgan Stanley Capital I
  Series 2004-IQ7 Cl A2
   06-15-38               5.02                300,000                 309,732
Nissan Auto Lease Trust
  Series 2004-A Cl A3
   08-15-07               2.90                100,000                  99,422
Nissan Auto Receivables Owner Trust
  Series 2003-A Cl A4
   07-15-08               2.61                250,000                 247,516
WFS Financial Owner Trust
  Series 2004-3 Cl A3
   03-17-09               3.30                300,000                 299,157
Total                                                              11,210,742

Mortgage-backed securities (4.5%)(f)
Bank of America Mtge Securities
  Series 2004-E Cl B1
   06-25-34               4.05                223,891(k)              211,641
Countrywide Home Loans
  Series 2004-12 Cl 1M
   08-25-34               4.67                249,850(k)              248,536
CS First Boston Mtge Securities
  Series 2004-AR5 Cl CB1
   06-25-34               4.45                249,005(k)              244,851
Federal Home Loan Mtge Corp
   04-01-19               5.50                618,002                 638,867
   09-01-19               5.50              2,502,239               2,586,138
   12-01-30               5.50              1,271,000               1,296,005
  Collateralized Mtge Obligation
   10-15-27               5.00              1,400,000               1,429,958
   06-15-28               5.00              1,275,000               1,302,394
Federal Natl Mtge Assn
   11-01-12               4.84                487,296                 494,079
   01-01-13               4.92              1,657,995               1,698,657
   09-01-13               5.28                499,396                 523,627
   11-01-13               5.39                296,549                 312,541
   12-01-13               5.01                593,224                 603,926
   03-01-14               4.60                495,169                 489,291
   08-01-16               6.00                983,769               1,034,141
   06-01-17               7.00                700,206                 742,357
   03-01-18               5.50              3,165,262               3,274,774
   08-01-18               4.50              1,378,045               1,377,614
   01-01-20               5.00              3,350,000(e)            3,402,344
   08-01-32               6.50              3,784,960               3,977,762
   08-01-32               7.00                191,803                 203,391
   01-01-33               6.00              3,048,920               3,162,974
   01-01-33               7.00              1,442,415               1,529,067
   08-01-33               5.50              1,829,521               1,858,942
   11-01-33               5.50              2,074,825               2,108,191
   04-01-34               5.00              1,957,431               1,946,821
   08-01-34               4.53              2,365,804(k)            2,377,089
   01-01-35               6.00              1,000,000(e)            1,033,440
  Collateralized Mtge Obligation
   06-25-44               7.50                481,332                 517,245
First Horizon Alternative Mtge Securities
  Series 2004-FA1 Cl 1A1
   10-25-34               6.25                909,728                 942,784
Govt Natl Mtge Assn
   07-15-33               5.00                512,300                 513,406
Harborview Mtge Loan Trust
  Series 2004-3 Cl B1
   05-19-34               4.39                395,855(k)              387,287
Master Adjustable Rate Mtge Trust
  Series 2004-5 Cl B1
   07-25-34               4.44                322,632(k)              320,332
Master Alternative Loans Trust
  Series 2005-1 Cl A1
   01-25-35               6.00              1,700,000(e)            1,745,688
Structured Adjustable Rate Mtge Loan
  Series 2004-3AC
   03-25-34               4.94                498,177(k)              500,489
Washington Mutual
  Series 2004-CB4 Cl 22A
   12-25-19               6.00                960,698                 997,107
Total                                                              46,033,756

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
6 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Aerospace & defense (0.1%)
DRS Technologies
  Sr Sub Nts
   11-01-13               6.88%              $125,000                $130,625
   11-01-13               6.88                 65,000(d)               67,925
L-3 Communications
   06-15-12               7.63                355,000                 386,063
Standard Aero Holdings
  Sr Sub Nts
   09-01-14               8.25                115,000(d)              124,200
TransDigm
   07-15-11               8.38                150,000                 160,875
Total                                                                 869,688

Automotive & related (0.1%)
ArvinMeritor
   02-15-09               6.80                150,000                 157,500
DaimlerChrysler NA Holding
   11-15-13               6.50                245,000                 265,663
Ford Motor
   10-01-28               6.63                320,000                 298,480
Tenneco Automotive
  Sr Sub Nts
   11-15-14               8.63                115,000(d)              119,600
TRW Automotive
  Sr Nts
   02-15-13               9.38                165,000                 191,400
Total                                                               1,032,643

Banks and savings & loans (0.5%)
Bank United
   03-15-09               8.00              1,500,000               1,717,698
Banknorth Group
  Sr Nts
   05-01-08               3.75                380,000                 378,054
US Bank NA Minnesota
   08-01-11               6.38                200,000                 222,111
Wachovia Bank NA
  Sub Nts
   11-01-14               4.80                410,000                 407,429
Washington Mutual Bank FA
  Sub Nts
   08-15-14               5.65                990,000               1,026,016
Wells Fargo Bank NA
  Sub Nts
   02-01-11               6.45                975,000               1,084,262
World Savings Bank
   12-15-09               4.13                465,000                 465,086
Total                                                               5,300,656

Beverages & tobacco (--%)
Cott Beverages
   12-15-11               8.00                400,000                 435,500

Broker dealers (--%)
LaBranche & Co
  Sr Nts
   05-15-12              11.00                180,000                 193,500

Building materials & construction (--%)
Associated Materials
   04-15-12               9.75                150,000                 168,000
Goodman Global Holding
  Sr Nts
   06-15-12               5.76                 40,000(d,l)             40,600
Norcraft Companies LP/Finance
  Sr Sub Nts
   11-01-11               9.00                200,000                 216,000
Total                                                                 424,600

Cable (0.4%)
CCO HoldingsLLC/Capital
  Sr Nts
   12-15-10               6.62                 80,000(d,l)             80,000
Charter Communications Holdings LLC/Capital
  Sr Disc Nts (Zero coupon through 01-15-05,
  thereafter 11.75%)
   01-15-10              13.05                175,000(j)              163,188
Charter Communications Operating LLC/Capital
  Sr Nts
   04-30-12               8.00                200,000(d)              208,000
Comcast
   03-15-11               5.50              1,540,000               1,627,101
Comcast Cable Communications
   11-15-08               6.20                260,000                 280,773
CSC Holdings
  Sr Nts
   07-15-08               7.25                150,000                 158,250
   04-15-12               6.75                400,000(d)              411,000
DIRECTV Holdings LLC/Finance
  Sr Nts
   03-15-13               8.38                275,000                 308,344
Echostar DBS
   10-01-14               6.63                315,000(d)              318,938
  Sr Nts
   10-01-08               5.75                150,000                 151,875
Kabel Deutschland
  (U.S. Dollar)
   07-01-14              10.63                200,000(c,d)            230,000
Mediacom LLC/Capital
  Sr Nts
   01-15-13               9.50                 90,000                  90,338
NTL Cable
  (U.S. Dollar) Sr Nts
   04-15-14               8.75                185,000(c,d)            208,588
Videotron Ltee
  (U.S. Dollar)
   01-15-14               6.88                240,000(c)              248,100
Total                                                               4,484,495

Cellular telecommunications (0.2%)
AirGate PCS
   10-15-11               5.85                 55,000(d,l)             56,513
Alamosa Delaware
   07-31-10              11.00                185,000                 217,838
American Tower
  Sr Nts
   10-15-12               7.13                125,000(d)              127,813
American Towers
   12-01-11               7.25                165,000                 174,900
Crown Castle Intl
  Sr Nts
   12-01-13               7.50                250,000                 268,750
Dobson Cellular Systems
   11-01-11               6.96                140,000(d,l)            144,900
Horizon PCS
  Sr Nts
   07-15-12              11.38                 70,000(d)               78,750
Nextel Communications
  Sr Nts
   10-31-13               6.88                400,000                 436,999
Rogers Wireless Communications
  (U.S. Dollar)
   12-15-10               5.53                 55,000(c,d,l)           57,613
   12-15-12               7.25                105,000(c,d)            111,300
   03-01-14               6.38                110,000(c)              108,900
Rural Cellular
   03-15-12               8.25                110,000                 116,325
SBA Communications
  Sr Nts
   12-01-12               8.50                 65,000(d)               66,300
SBA Telecommunications
  Sr Disc Nts (Zero coupon through 12-15-07,
  thereafter 9.75%)
   12-15-11               9.66                200,000(j)              168,500
US Cellular
  Sr Nts
   12-15-33               6.70                320,000                 331,526
US Unwired
  Series B
   06-15-12              10.00                 90,000                 101,475
Total                                                               2,568,402

Chemicals (0.3%)
Airgas
   10-01-11               9.13                125,000                 139,063
  Sr Sub Nts
   07-15-14               6.25                110,000                 112,200
BCP Caylux Holdings Luxembourg
  (U.S. Dollar) Sr Sub Nts
   06-15-14               9.63                260,000(c,d)            293,150
Compass Minerals Group
   08-15-11              10.00                325,000                 365,624
Crystal US Holdings 3 LLC/Sub 3
  Sr Disc Nts (Zero coupon through 10-1-09,
  thereafter 10.50%)
   10-01-14              10.52                140,000(d,j)             95,900
Equistar Chemicals LP/Funding
   09-01-08              10.13                190,000                 218,975
Georgia Gulf
  Sr Nts
   12-15-13               7.13                160,000                 172,800
Innophos
  Sr Sub Nts
   08-15-14               8.88                210,000(d)              226,800

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
7 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Chemicals (cont.)
INVISTA
  (U.S. Dollar)
   05-01-12               9.25%              $250,000(c,d)           $278,438
Lyondell Chemical
  Series A
   05-01-07               9.63                305,000                 335,500
Rhodia
  (U.S. Dollar)
   06-01-11               8.88                 75,000(c)               75,563
  (U.S. Dollar) Sr Nts
   06-01-10              10.25                210,000(c)              236,250
Rockwood Specialties Group
  Sr Sub Nts
   05-15-11              10.63                 95,000                 109,250
  Sub Nts
   11-15-14               7.50                 60,000(d)               62,250
Total                                                               2,721,763

Electronics (--%)
Celestica
  (U.S. Dollar) Sr Sub Nts
   07-01-11               7.88                100,000(c)              107,250
Communications & Power Inds
  Sr Sub Nts
   02-01-12               8.00                115,000                 121,900
Total                                                                 229,150

Energy (0.1%)
Chesapeake Energy
  Sr Nts
   08-15-14               7.00                180,000                 191,700
   06-15-15               6.38                 75,000(d)               77,063
Encore Acquisition
  Sr Sub Nts
   04-15-14               6.25                300,000                 301,500
Newfield Exploration
  Sr Sub Nts
   08-15-12               8.38                210,000                 236,250
Peabody Energy
  Series B
   03-15-13               6.88                250,000                 270,625
Total                                                               1,077,138

Energy equipment & services (0.1%)
Grant Prideco Escrow
   12-15-09               9.00                125,000                 138,438
Halliburton
   10-15-10               5.50                845,000                 890,019
Key Energy Services
  Series C
   03-01-08               8.38                120,000                 125,700
  Sr Nts
   05-01-13               6.38                150,000                 152,625
Total                                                               1,306,782

Environmental services (--%)
Waste Services
  Sr Sub Nts
   04-15-14               9.50                 40,000(d)               39,800

Finance companies (0.2%)
Citigroup
  Sub Nts
   09-15-14               5.00              1,290,000(d)            1,296,223
GMAC
   09-15-11               6.88                695,000                 712,231
Total                                                               2,008,454

Financial services (0.2%)
Elan Finance
  (U.S. Dollar) Sr Nts
   11-15-11               7.75                 75,000(c,d)             80,250
Metris Companies
   07-15-06              10.13                305,000                 311,100
Pricoa Global Funding I
   06-15-08               4.35                600,000(d)              609,492
   01-15-10               4.20              1,070,000(d)            1,068,759
Worldspan LP/WS Financing
  Sr Nts
   06-15-11               9.63                  5,000                   4,975
Total                                                               2,074,576

Food (0.1%)
American Seafoods Group LLC
   04-15-10              10.13                160,000                 172,000
B&G Foods Holdings
  Sr Nts
   10-01-11               8.00                 60,000                  63,900
Burns Philp Capital Property
  (U.S. Dollar)
   11-15-10               9.50                 50,000(c)               55,250
  (U.S. Dollar) Sr Sub Nts
   02-15-11              10.75                400,000(c)              450,000
Del Monte
  Series B
   05-15-11               9.25                275,000                 301,125
Reddy Ice Group
  Sr. Sub Nts
   08-01-11               8.88                100,000                 108,000
Total                                                               1,150,275

Furniture & appliances (--%)
Norcraft Holdings LP/Capital
  Sr Disc Nts (Zero coupon through 09-1-08,
  thereafter 9.75%)
   09-01-12               9.80                 70,000(j)               52,500
Simmons Bedding
  Sr Sub Nts
   01-15-14               7.88                110,000                 113,850
Total                                                                 166,350

Health care products (--%)
AAC Group Holding
  Sr Disc Nts (Zero coupon through 10-1-08,
  thereafter 10.25%)
   10-01-12               9.85                105,000(d,j)             70,613
VWR Intl
  Sr Nts
   04-15-12               6.88                 75,000(d)               78,375
Total                                                                 148,988

Health care services (0.2%)
Ardent Health Services
  Sr Sub Nts
   08-15-13              10.00                 60,000                  63,000
Cardinal Health
   06-15-15               4.00              1,056,000                 940,702
Community Health Systems
  Sr Sub Nts
   12-15-12               6.50                 85,000(d)               85,638
Concentra Operating
   06-01-12               9.13                 65,000(d)               73,450
HCA
  Sr Nts
   03-15-14               5.75                255,000                 247,023
IASIS Healthcare LLC/Capital
  Sr Sub Nts
   06-15-14               8.75                135,000                 147,150
MedCath Holding
  Sr Nts
   07-15-12               9.88                140,000                 151,900
NeighborCare
  Sr Sub Nts
   11-15-13               6.88                105,000                 109,988
Province Healthcare
  Sr Sub Nts
   06-01-13               7.50                130,000                 145,600
Tenet Healthcare
  Sr Nts
   07-01-14               9.88                 85,000(d)               92,650
Triad Hospitals
  Sr Nts
   05-15-12               7.00                225,000                 236,813
US Oncology
  Sr Nts
   08-15-12               9.00                 65,000(d)               72,638
Vanguard Health Holding I LLC
  Sr Disc Nts (Zero coupon through 10-1-09,
  thereafter 11.25%
   10-01-15              11.17                105,000(d,j)             68,775
Vanguard Health Holding II LLC
  Sr Sub Nts
   10-01-14               9.00                120,000(d)              128,400
Total                                                               2,563,727

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
8 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Home building (0.1%)
DR Horton
  Sr Nts
   05-01-13               6.88%              $250,000                $270,625
WCI Communities
   02-15-11              10.63                155,000                 172,050
William Lyon Homes
   04-01-13              10.75                 95,000                 106,756
Total                                                                 549,431

Household products (--%)
Church & Dwight
  Sr Sub Nts
   12-15-12               6.00                 55,000(d)               55,963
Jostens IH
   10-01-12               7.63                125,000(d)              130,313
Seminis
  Sr Sub Nts
   10-01-13              10.25                135,000                 151,874
Total                                                                 338,150

Industrial services (0.1%)
Allied Waste North America
   04-15-11               6.38                130,000                 125,775
   09-01-12               9.25                 15,000                  16,238
   02-15-14               6.13                275,000                 258,500
Da-Lite Screen
  Sr Nts
   05-15-11               9.50                100,000                 110,000
Natl Waterworks
  Series B
   12-01-12              10.50                205,000                 230,625
Total                                                                 741,138

Industrial transportation (--%)
Quality Distribution LLC/QD Capital
   11-15-10               9.00                245,000(d)              244,388

Insurance (0.2%)
ASIF Global Financing XIX
   01-17-13               4.90              2,050,000(d)            2,084,809

Leisure time & entertainment (0.1%)
LCE Acquisition
   08-01-14               9.00                140,000(d)              151,900
Speedway Motorsports
  Sr Sub Nts
   06-01-13               6.75                185,000                 195,175
Time Warner
   05-15-29               6.63                465,000                 501,042
Universal City Florida Holding
  Sr Nts
   05-01-10               7.20                 65,000(d,l)             67,763
Vail Resorts
  Sr Sub Nts
   02-15-14               6.75                235,000                 239,113
Total                                                               1,154,993

Lodging & gaming (0.2%)
Boyd Gaming
  Sr Sub Nts
   12-15-12               7.75                175,000                 190,969
Caesars Entertainment
  Sr Sub Nts
   05-15-11               8.13                325,000                 375,374
MGM Mirage
  10-01-09                6.00                225,000                 231,750
  Sr Nts
   02-27-14               5.88                150,000                 147,750
Mohegan Tribal Gaming Authority
  Sr Sub Nts
   04-01-12               8.00                115,000                 124,775
   08-15-14               7.13                 95,000                  99,988
MTR Gaming Group
  Series B
   04-01-10               9.75                115,000                 126,500
Premier Entertainment Biloxi LLC/Finance
  1st Mtge
   02-01-12              10.75                160,000                 174,800
River Rock Entertainment Authority
  Sr Nts
   11-01-11               9.75                230,000                 257,888
Virgin River Casino
   01-15-12               9.00                 70,000(d)               72,800
Total                                                               1,802,594

Machinery (--%)
Case New Holland
  Sr Nts
   08-01-11               9.25                 30,000(d)               33,375
Columbus McKinnon
   08-01-10              10.00                115,000                 129,375
Manitowoc
   11-01-13               7.13                200,000                 216,500
Total                                                                 379,250

Media (0.4%)
Advertising Direct Solutions
  (U.S. Dollar) Sr Nts
   11-15-12               9.25                 40,000(c,d)             42,000
American Media Operation
   01-15-11               8.88                 90,000                  95,738
CanWest Media
  (U.S. Dollar) Series B
   04-15-13               7.63                185,000(c)              201,419
Corus Entertainment
  (U.S. Dollar) Sr Sub Nts
   03-01-12               8.75                175,000(c)              192,063
Dex Media East LLC/Finance
   11-15-09               9.88                245,000                 278,994
Dex Media West LLC/Finance
  Sr Nts
   11-15-11               5.88                325,000(d)              323,374
Emmis Operating
   05-15-12               6.88                180,000                 188,325
Lamar Media
   01-01-13               7.25                150,000                 162,000
News America
   12-15-14               5.30              1,285,000(d)            1,300,161
Quebecor Media
  (U.S. Dollar) Sr Nts
   07-15-11              11.13                120,000(c)              137,100
Radio One
  Series B
   07-01-11               8.88                105,000                 114,319
Salem Communications
   12-15-10               7.75                 30,000                  32,438
Sun Media
  (U.S. Dollar)
   02-15-13               7.63                195,000(c)              212,794
Susquehanna Media
  Sr Sub Nts
   04-15-13               7.38                300,000                 320,999
WMG Holdings
  Sr Nts
   12-15-11               6.91                150,000(d,l)            151,125
Total                                                               3,752,849

Metals (0.1%)
Earle M Jorgensen
   06-01-12               9.75                175,000                 196,875
Euramax Intl
  Sr Sub Nts
   08-15-11               8.50                200,000                 213,500
Ispat Inland ULC
  (U.S. Dollar)
   04-01-14               9.75                 55,000(c)               67,925
Mueller Inds
   11-01-14               6.00                 49,000                  48,020
United States Steel
  Sr Nts
   05-15-10               9.75                150,000                 171,750
Total                                                                 698,070

Miscellaneous (0.1%)
Alderwoods Group
  Sr Nts
   09-15-12               7.75                175,000(d)              189,000
NationsRent
   10-15-10               9.50                175,000                 196,000
United Rentals North America
   02-15-12               6.50                200,000                 195,000
  Sr Sub Nts
   02-15-14               7.00                 65,000                  60,775
Total                                                                 640,775

Multi-industry (--%)
Altra Industrial Motion
   12-01-11               9.00                115,000(d)              117,013
Tyco Intl Group
  (U.S. Dollar)
   02-15-11               6.75                140,000(c)              156,910
Total                                                                 273,923

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
9 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Paper & packaging (0.3%)
Ainsworth Lumber
  (U.S. Dollar) Sr Nts
   10-01-10               6.30%              $295,000(c,d,l)         $300,900
Boise Cascade LLC
  Sr Nts
   10-15-12               5.01                 55,000(d,l)             57,063
  Sr Sub Nts
   10-15-14               7.13                185,000(d)              195,638
Cascades
  (U.S. Dollar) Sr Nts
   02-15-13               7.25                360,000(c)              381,599
Consolidated Container LLC
  Sr Disc Nts
  (Zero coupon through 6-15-07,
  thereafter 10.75%)
   06-15-09              10.51                105,000(j)               88,200
Crown European Holdings
  (U.S. Dollar)
   03-01-11               9.50                310,000(c)              353,399
Crown Paper
  Sr Sub Nts
   09-01-05              11.00                705,000(b,h,m)               --
Domtar
  (U.S. Dollar)
   12-01-13               5.38                475,000(c)              470,277
Georgia-Pacific
   02-01-10               8.88                245,000                 285,119
Graham Packaging
  Sr Nts
   10-15-12               8.50                130,000(d)              136,500
Graphic Packaging Intl
  Sr Nts
   08-15-11               8.50                290,000                 316,825
JSG Funding
  (U.S. Dollar) Sr Nts
   10-01-12               9.63                 70,000(c)               78,050
Norampac
  (U.S. Dollar) Sr Nts
   06-01-13               6.75                235,000(c)              247,338
Owens-Illinois Glass Container
   05-15-11               7.75                265,000                 286,863
   05-15-13               8.25                100,000                 110,000
Pliant
  (Zero coupon through 12-15-06,
  thereafter 11.13%)
   06-15-09               8.47                100,000(j)               92,375
Stone Container
  Sr Nts
   07-01-12               8.38                170,000                 184,875
Total                                                               3,585,021

Real estate (0.1%)
Archstone-Smith Operating Trust
   08-15-14               5.63                375,000                 389,592
Camden Property Trust
   01-15-10               4.38                210,000                 209,329
Total                                                                 598,921

Retail -- drugstores (--%)
Duane Reade
   12-15-10               7.01                 65,000(d,l)             65,975
Jean Coutu Group (PJC)
  (U.S. Dollar) Sr Nts
   08-01-12               7.63                125,000(c,d)            132,344
Rite Aid
   12-15-08               6.13                125,000(d)              117,500
Total                                                                 315,819

Retail -- general (0.1%)
General Nutrition Centers
  Sr Sub Nts
   12-01-10               8.50                185,000                 174,825
Levi Strauss & Co
  Sr Nts
   12-15-12              12.25                 65,000                  72,313
May Department Stores
   07-15-14               5.75                195,000                 200,398
United Auto Group
   03-15-12               9.63                105,000                 116,025
William Carter
  Series B
   08-15-11              10.88                250,000                 279,999
Total                                                                 843,560

Telecom equipment & services (0.4%)
Centennial Communications/Cellular Operating LLC
  Sr Nts
   02-01-14               8.13                165,000                 169,538
Cincinnati Bell
  Sr Sub Nts
   01-15-14               8.38                 90,000                  91,125
Fairpoint Communications
  Sr Sub Nts Series B
   05-01-08               9.50                 50,000                  50,750
GCI
  Sr Nts
   02-15-14               7.25                100,000(d)              100,000
   02-15-14               7.25                180,000                 180,000
Inmarsat Finance
  (U.S. Dollar)
   06-30-12               7.63                125,000(c)              130,000
New Skies Satellites
  (U.S. Dollar) Sr Nts
   11-01-11               7.44                135,000(c,d,l)          139,050
PanAmSat
   08-15-14               9.00                190,000(d)              211,850
Qwest
   03-15-12               9.13                475,000(d)              548,625
Qwest Communications Intl
  Sr Nts
   02-15-09               5.79                120,000(d,l)            121,500
Qwest Services
   12-15-07              13.50                175,000(d)              199,938
Sprint Capital
   11-15-28               6.88              1,235,000               1,352,061
TELUS
  (U.S. Dollar)
   06-01-11               8.00                915,000(c)            1,084,348
Ubiquitel Operating
  Sr Nts
   03-01-11               9.88                100,000                 112,250
Total                                                               4,491,035

Textiles & apparel (0.1%)
Jones Apparel Group
   11-15-09               4.25                185,000(d)              184,352
   11-15-14               5.13                605,000(d)              599,666
Total                                                                 784,018

Utilities -- electric (0.4%)
Aquila
  Sr Nts
   11-15-09               7.63                255,000                 266,475
   02-01-11               9.95                 55,000                  62,288
CMS Energy
  Sr Nts
   08-01-10               7.75                185,000                 202,344
Columbus Southern Power
  Sr Nts Series C
   03-01-13               5.50                130,000                 135,921
Dayton Power & Light
  1st Mtge
   10-01-13               5.13                335,000(d)              341,137
DPL
  Sr Nts
   09-01-11               6.88                 75,000                  81,910
Duquesne Light
  1st Mtge Series Q
   05-15-14               5.70                 45,000                  47,931
Indianapolis Power & Light
  1st Mtge
   07-01-13               6.30                 95,000(d)              102,816
IPALCO Enterprises
   11-14-11               8.63                365,000                 408,800
Metropolitan Edison
   03-15-13               4.95                415,000                 415,053
  1st Mtge
   04-01-14               4.88                335,000                 331,318
Midwest Generation LLC
   05-01-34               8.75                220,000                 249,700
NRG Energy
   12-15-13               8.00                205,000(d)              223,450
Progress Energy
  1st Mtge
   03-01-13               4.80                405,000                 406,223
Reliant Energy
   12-15-14               6.75                285,000                 285,000

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
10 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

Issuer                  Coupon                Principal               Value(a)
                         rate                  amount

Utilities -- electric (cont.)
Texas Genco LLC/Financing
  Sr Nts
   12-15-14               6.88%              $145,000(d)             $149,894
TXU
   11-15-14               5.55                240,000(d)              238,418
Utilicorp Canada Finance
  (U.S. Dollar)
   06-15-11               7.75                 45,000(c)               46,744
Total                                                               3,995,422

Utilities -- natural gas (0.1%)
El Paso Natural Gas
  Sr Nts Series A
   08-01-10               7.63                280,000                 306,600
El Paso Production Holding
   06-01-13               7.75                145,000                 151,888
Northwest Pipeline
   03-01-10               8.13                 35,000                  38,719
Southern Star Central
   08-01-10               8.50                200,000                 221,500
Transcontinental Gas Pipe Line
  Series B
   08-15-11               7.00                420,000                 460,424
Venoco
  Sr Nts
   12-15-11               8.75                135,000(d)              138,375
Total                                                               1,317,506

Utilities -- telephone (0.3%)
Citizens Communications
  Sr Nts
   01-15-13               6.25                 80,000                  80,600
Telecom Italia Capital
  (U.S. Dollar)
   09-30-34               6.00                790,000(c,d)            772,347
Verizon New York
  Series B
   04-01-32               7.38                210,000                 240,882
Verizon Pennsylvania
  Series A
   11-15-11               5.65              2,230,000               2,349,662
Total                                                               3,443,491

Total bonds
(Cost: $148,452,918)                                             $150,134,512

Short-term securities (8.0%)(p)
Issuer                 Effective               Amount                 Value(a)
                         yield               payable at
                                              maturity

U.S. government agencies (7.2%)
Federal Home Loan Bank Disc Nt
   01-07-05               2.26%            $8,700,000              $8,696,177
Federal Home Loan Mtge Corp Disc Nt
   01-10-05               2.02              7,300,000               7,295,901
Federal Natl Mtge Assn Disc Nts
   01-05-05               2.00              5,600,000               5,598,447
   01-25-05               2.20              3,500,000               3,494,653
   02-03-05               2.27             10,000,000               9,978,561
   02-09-05               2.30             14,500,000              14,463,105
   02-16-05               2.21             10,000,000               9,971,199
   02-23-05               2.22             15,000,000              14,950,152
Total                                                              74,448,195

Commercial paper (0.8%)
UBS Finance/Delaware LLC
   01-03-05               2.23              8,800,000               8,798,365

Total short-term securities
(Cost: $83,247,718)                                               $83,246,560

Total investments in securities
(Cost: $978,780,061)(q)                                        $1,121,723,892

Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Annual Report dated Sept.30, 2004.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. At Dec. 31, 2004, the value of foreign securities represented 6.5% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At Dec. 31, 2004, the value of these securities amounted to $17,599,604 or 1.7% of net assets.

(e) At Dec. 31, 2004, the cost of securities purchased, including interest purchased, on a when-issued and/or other forward-commitment basis was $6,195,570.

(f) Mortgage-backed securities represent direct or indirect participations in, or are secured by and payable from, mortgage loans secured by real property, and include single- and multi-class pass-through securities and collateralized mortgage obligations. These securities may be issued or guaranteed by U.S. government agencies or instrumentalities, or by private issuers, generally originators and investors in mortgage loans, including savings associations, mortgage bankers, commercial banks, investment bankers and special purpose entities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

(g) The following abbreviations are used in the portfolio security descriptions to identify the insurer of the issue:

      AMBAC -- American Municipal Bond Association Corporation

      FSA   --  Financial Security Assurance

--------------------------------------------------------------------------------
11 -- AXP MANAGED ALLOCATION FUND -- PORTFOLIO HOLDINGS AT DEC. 31, 2004

(h) Identifies issues considered to be illiquid as to their marketability. Information concerning such security holdings at Dec. 31, 2004, is as follows:

      Security                              Acquisition                  Cost
                                               dates
      Crown Paper
        11.00% Sr Sub Nts 2005        02-10-00 thru 02-14-00         $427,498
      Orius
        Common                               03-22-01                 137,600
      Orius Tranche Series A
        Warrants                             04-22-04                      --
      Orius Tranche Series B
        Warrants                             04-22-04                      --
      Orius Tranche Series C
        Warrants                             04-22-04                      --

(i) Partially pledged as initial deposit on the following open interest rate futures contracts:

      Type of security                                        Notional amount

      Sale contracts
      U.S. Treasury Note, March 2005, 5-year                      $11,700,000
      U.S. Treasury Note, March 2005, 10-year                       2,300,000

(j) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to maturity.

(k) Adjustable rate mortgage; interest rate varies to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2004.

(l) Interest rate varies either based on a predetermined schedule or to reflect current market conditions; rate shown is the effective rate on Dec. 31, 2004.

(m)   Negligible market value.

(n) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(o)   At Dec. 31, 2004, security was partially or fully on loan.

(p) Cash collateral received from security lending activity is invested in short-term securities and represents 6.9% of net assets. 1.1% of net assets is the Portfolio's cash equivalent position.

(q) At Dec. 31, 2004, the cost of securities for federal income tax purposes was approximately $978,780,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

      Unrealized appreciation                                    $170,258,000
      Unrealized depreciation                                     (27,314,000)
                                                                  -----------
      Net unrealized appreciation                                $142,944,000
                                                                 ------------

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.americanexpress.com/funds.

--------------------------------------------------------------------------------
12 --  AXP MANAGED ALLOCATION FUND   --  PORTFOLIO HOLDINGS AT DEC. 31, 2004

                                                              S-6141-80 A (2/05)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              AXP MANAGED SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          March 1, 2005


By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          March 1, 2005